Accumulated Other Comprehesive Loss (Details) - Schedule of Accumulated Other Comprehesive Loss - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Before tax amount [Member]
Schedule of Accumulated Other Comprehesive Loss [Line Items]
Unrealized loss on investment in marketable debt securities, balance at beginning	$ (496)	$ (62,210)	$ (38,856)
Change in unrealized loss on investment in marketable debt securities		61,714	(23,354)
Unrealized loss on investment in marketable debt securities, balance at ending		(496)	(62,210)
Early redemption of investment in marketable debt securities	496
Income tax (expense) or benefit [Member]
Schedule of Accumulated Other Comprehesive Loss [Line Items]
Unrealized loss on investment in marketable debt securities, balance at beginning	82	10,265	6,411
Change in unrealized loss on investment in marketable debt securities		(10,183)	3,854
Unrealized loss on investment in marketable debt securities, balance at ending		82	10,265
Early redemption of investment in marketable debt securities	(82)
Net-of-tax [Member]
Schedule of Accumulated Other Comprehesive Loss [Line Items]
Unrealized loss on investment in marketable debt securities, balance at beginning	(414)	(51,945)	(32,445)
Change in unrealized loss on investment in marketable debt securities		51,531	(19,500)
Unrealized loss on investment in marketable debt securities, balance at ending		(414)	(51,945)
Early redemption of investment in marketable debt securities	414
Total [Member]
Schedule of Accumulated Other Comprehesive Loss [Line Items]
Unrealized loss on investment in marketable debt securities, balance at beginning	(414)	(51,945)	(32,445)
Change in unrealized loss on investment in marketable debt securities		51,531	(19,500)
Unrealized loss on investment in marketable debt securities, balance at ending		$ (414)	$ (51,945)
Early redemption of investment in marketable debt securities	$ 414